UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			      Washington, D.C. 20549

				FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended December 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant	Hinsdale, Illinois		January 27, 2000

Report Type (Check only one)

[ X ]	13F HOLDINGS REPORT

[     ]	13F NOTICE

[     ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE
ACT OF 1934.
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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None
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					FORM13F INFORMATION
TABLE
Name of Issuer      Title of   Cusip Fair MarketShares oInvestment Discretion   ManagersVoting Authority (Shares)
                    Class     Number Value      Principa(a) Sole(b) Shar(c) Shared      (a) Sole(b) Shar(c) None
                                                Amount                  Other

Abbott Labs         Common  002824100  8,718,631 240,100    8000  232100None    None        3000None      237100
Allstate Corp.      Common  020002101  1,239,792  51,658       0   51658None    None           0None       51658
American Home       Common  026609107  1,966,425  50,100       0   50100None    None           0None       50100
American Power ConveCommon  029066107    532,775  20,200       0   20200None    None           0None       20200
Ameritech, Corp.    Common  030954101  3,156,416  64,747    1579   63168None    None        1579None       63168
Automatic Data ProceCommon  053015103  2,456,700  45,600       0   45600None    None           0None       45600
BMC Software Inc.   Common  055921100 19,463,982 243,490    1300  242190None    None           0None      243490
BP Amoco p.l.c.     ADS     055622104 18,609,297 313,750    6874  306876None    None        3174None      310576
Berkshire Hathaway IClass A 084670108    112,200       2       0       2None    None           0None           2
Berkshire Hathaway IClass B 084670207  8,335,650   4,555     128    4427None    None          55None        4500
Biomatrix Inc.      Common  09060P102    966,350  50,200    5000   45200None    None        2000None       48200
Buckeye Cellulose CoCommon  11815H104    743,750  50,000       0   50000None    None           0None       50000
Coca Cola Co.       Common  191216100  3,647,615  62,620    1400   61220None    None           0None       62620
Colgate-Palmolive CoCommon  194162103  6,084,000  93,600     800   92800None    None           0None       93600
Dell Computer       Common  247025109    904,230  17,730    1000   16730None    None           0None       17730
Disney, (Walt) Co.  Common  254687106  9,897,089 338,362    8000  330362None    None        2400None      335962
Exxon Corp.         Common  302290101 15,975,544 198,300    5300  193000None    None        2400None      195900
First Health Group CCommon  320960107    352,063  13,100       0   13100None    None           0None       13100
First Union Corp    Common  337358105    208,099   6,318       0    6318None    None           0None        6318
General Electric Co.Common  369604103 35,054,744 226,525    1600  224925None    None           0None      226525
Grainger,  W.W. Inc.Common  384802104  1,845,563  38,600       0   38600None    None           0None       38600
Hewlett Packard Co. Common  428236103 11,677,575 102,660    4700   97960None    None        2000None      100660
Horizon Organic HoldCommon  44043T103     95,250  12,700       0   12700None    None           0None       12700
Intel Corp.         Common  458140100 30,521,475 370,800    7600  363200None    None        4000None      366800
International BusineCommon  459200101  1,813,536  16,792    2000   14792None    None        2000None       14792
JLG Industries Inc. Common  466210101  4,062,070 254,875   12400  242475None    None        4500None      250375
Johnson & Johnson   Common  478160104 29,392,400 315,200    4500  310700None    None        3000None      312200
Leggett & Platt Inc.Common  524660107  9,215,553 429,880   20400  409480None    None        7400None      422480
Lucent Tecnologies ICommon  549463107  5,025,305  67,172    2180   64992None    None        1296None       65876
Merck & Co. Inc.    Common  589331107 34,038,531 506,620    8120  498500None    None        3000None      503620
Microsoft Corp.     Common  594918104 31,551,688 270,250    2800  267450None    None           0None      270250
MidAmerica Energy HoCommon  59562V107    370,563  11,000       0   11000None    None           0None       11000
Herman Miller Inc.  Common  600544100  7,452,000 324,000   16200  307800None    None        6000None      318000
Molex Inc.          Common  608554101 10,184,250 179,656    1406  178250None    None        1406None      178250
Molex Inc. Class A  Class A 608554200 11,105,527 245,426   11003  234423None    None        3906None      241520
Morgan, (J. P.) & CoCommon  616880100    569,813   4,500       0    4500None    None           0None        4500
Motorola, Inc       Common  620076109 15,957,924 108,373    4400  103973None    None        1800None      106573
Napro BiotherapeuticCommon  630795102    100,625  35,000       0   35000None    None           0None       35000
Newell Co.          Common  651192106    855,500  29,500       0   29500None    None           0None       29500
Northern Trust Corp.Common  665859104  8,457,740 159,580   11000  148580None    None        4200None      155380
Old Second Bancorp  Common  680277100  1,295,400  50,800       0   50800None    None           0None       50800
Pepsico, Inc        Common  713448108 10,388,175 294,700    8100  286600None    None        3000None      291700
Philip Morris Inc.  Common  718167109    248,106  10,700       0   10700None    None           0None       10700
Qualcomm, Inc.      Common  747525103 44,172,150 250,800    4000  246800None    None           0None      250800
Raytheon Co. Class BClass B 755111408    268,281  10,100       0   10100None    None           0None       10100
Schering- Plough, InCommon  806605101 26,693,199 629,928   11200  618728None    None        5000None      624928
Schlumberger, Ltd.  Common  806857108  8,611,875 153,100     700  152400None    None           0None      153100
State Street Corp.  Common  857119101 22,234,380 304,320    8700  295620None    None        3300None      301020
Strattec Security CoCommon  863111100  1,052,188  32,500       0   32500None    None           0None       32500
Sysco Corp.         Common  871829107  5,119,388 129,400    2000  127400None    None           0None      129400
Thermo Electron CorpCommon  883556102  4,220,505 281,367    8362  273005None    None        3375None      277992
Transocean Sedco ForCommon  893817106    998,469  29,639     136   29504None    None           0None       29639
Tricon Global Rest. Common  895953107  1,050,214  27,190    1280   25910None    None         300None       26890
Tyco International LCommon  902124106    858,000  22,000       0   22000None    None           0None       22000
Walgreen Co.        Common  931422109 21,118,500 722,000   24300  697700None    None        9600None      712400
Wausau Mosinee  CorpCommon  943315101    214,022  18,312       0   18312None    None           0None       18312

COLUMN TOTALS                        501,261,087


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